Document and Entity Information	Dec. 22, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001792580
Document Type	8-K
Document Period End Date	Dec. 22, 2025
Entity Registrant Name	Ovintiv Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39191
Entity Tax Identification Number	84-4427672
Entity Address, Address Line One	Suite 1700
Entity Address, Address Line Two	370 17th Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	623-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	OVV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false